Leases - Additional Information (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Additions to right-of-use assets	S/ 26,826	S/ 17,892	S/ 36,617
Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Inventory write-down		447
Accumulated impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Inventory write-down		355
commercial offices and equipment [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Additions to right-of-use assets	S/ 26,826	S/ 17,892	S/ 36,617